Restatement Of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) - Schedule of Consolidated Balance Sheet (Unaudited) (Details) - Successor [Member]	Sep. 30, 2024 USD ($)
Schedule of Consolidated Balance Sheet (Unaudited) [Line Items]
Forward purchase agreement liability	$ 438,232
Total current liabilities	39,591,595
Total liabilities	73,853,057
Accumulated deficit	(23,100,582)
Total stockholders’ deficit attributable to EON Resources, Inc.	(1,235,187)
Total stockholders’ equity	29,325,627
Total liabilities and stockholders’ equity	108,369,315
As Reported [Member]
Schedule of Consolidated Balance Sheet (Unaudited) [Line Items]
Forward purchase agreement liability	5,628,863
Total current liabilities	44,782,226
Total liabilities	79,043,688
Accumulated deficit	(28,291,213)
Total stockholders’ deficit attributable to EON Resources, Inc.	(6,425,818)
Total stockholders’ equity	24,134,996
Total liabilities and stockholders’ equity	103,178,684
Adjustment [Member]
Schedule of Consolidated Balance Sheet (Unaudited) [Line Items]
Forward purchase agreement liability	5,190,631
Total current liabilities	5,190,631
Total liabilities	5,190,631
Accumulated deficit	5,190,631
Total stockholders’ deficit attributable to EON Resources, Inc.	5,190,631
Total stockholders’ equity	5,190,631
Total liabilities and stockholders’ equity	$ 5,190,631